MFS® INVESTMENT MANAGEMENT

500 Boylston Street, Boston, Massachusetts  02116-3741

617 - 954-5000

June 28, 2011

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

MFS® Series Trust XIII (the “Trust”) (File Nos. 2-74959 and 811-3327) on behalf of MFS® Diversified Income Fund, MFS® Global Real Estate Fund and MFS® Government Securities Fund (the “Funds”); Post-Effective Amendment No. 49 to the Trust’s Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, amended, and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 49 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 47 to the above-captioned Registration Statement, except in the case of the Prospectus and Statement of Additional Information (“SAI”) of MFS Government Securities Fund, which is marked to show changes from the Prospectus and SAI, dated June 28, 2010, filed in Post-Effective Amendment No. 44, and in the case of the Prospectuses and Statements of Additional Information (“SAIs”) of MFS Diversified Income Fund and MFS Global Real Estate Fund, which are marked to show changes from the Prospectuses and SAIs filed in Post-Effective Amendment No. 46.

This Amendment is being filed for the purpose of updating the Trust’s financial and other information and, in connection therewith, making certain other minor and conforming changes.

If you have any questions concerning the foregoing, please call the undersigned at (617) 953- 5843 or Jennifer Moore at (617) 954-5923

Sincerely,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President and Senior Counsel

BEL/bjn